Subsequent Events (Details) shares in Millions, share in Millions, $ in Millions	Oct. 26, 2025 CAD ($) share	Aug. 21, 2025 CAD ($)	Oct. 15, 2025 CAD ($) shares
Other disposals of assets | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from disposal of oil and gas assets	$ 150
Cash and cash equivalents in subsidiary or businesses acquired or disposed	75
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	75
Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility term (in years)		3 years
MEG Energy Corp | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments acquired (in shares) | shares			25.0
Number of instruments acquired, value			$ 752
Cash	$ 3,800
Number of instruments or interests issued or issuable | share	159.6
MEG Energy Corp | Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facilities, maximum borrowing capacity		$ 2,700
MEG Energy Corp | Bridge Facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facilities, maximum borrowing capacity		$ 2,500